EMPLOYEES BENEFITS PLANS (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$) Number	Dec. 31, 2020 BRL (R$) Number
Expected contribution plans 2017 | R$	R$ 24,258	R$ 21,706
Number of participants under plan | Number	40,553	39,064